Basis of Preparation (Details 1) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
General and operating expenses	₪ 3,394	[1]	₪ 3,906	₪ 4,021
Depreciation and amortization	2,387	[1]	2,117	2,161
Impairment losses	2,294	[1]	129
Operating loss	(1,384)	[1]	1,610	1,866
Financing expenses net	531	[1]	517	931
Loss after financing expenses	(1,915)	[1]	1,093	935
Profit (loss) before income tax	(1,918)	[1]	1,088	930
Income tax expenses	(59)	[1]	347	442
Loss for the period	(1,859)	[1]	741	488
Loss attributable to shareholders of the company	(1,029)	[1]	78	(236)
Profit (loss) attributable to non-controlling interests	(830)	[1]	₪ 663	₪ 724
In accordance with the previous policy [Member]
Statement Line Items [Line Items]
General and operating expenses	3,806
Depreciation and amortization	1,988
Impairment losses	2,291
Operating loss	(1,394)
Financing expenses net	505
Loss after financing expenses	(1,899)
Profit (loss) before income tax	(1,902)
Income tax expenses	(56)
Loss for the period	(1,846)
Loss attributable to shareholders of the company	(1,025)
Profit (loss) attributable to non-controlling interests	(821)
Change [Member]
Statement Line Items [Line Items]
General and operating expenses	(412)
Depreciation and amortization	399
Impairment losses	3
Operating loss	10
Financing expenses net	26
Loss after financing expenses	(16)
Profit (loss) before income tax	(16)
Income tax expenses	(3)
Loss for the period	(13)
Loss attributable to shareholders of the company	(4)
Profit (loss) attributable to non-controlling interests	₪ (9)

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.